IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2022
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk

$ millions, as at	2022 Jul. 31	2021 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn	$287,664	$257,709
Undrawn commitments	72,607	71,496
Repo-style transactions	236,685	242,102
Other off-balance sheet	89,114	79,985
OTC derivatives	23,231	20,690
Gross exposure at default (EAD) on business and government portfolios	709,301	671,982
Less: Collateral held for repo-style transactions	219,326	225,399
Net EAD on business and government portfolios	489,975	446,583
Retail portfolios – AIRB approach
Drawn	313,512	295,290
Undrawn commitments	99,664	94,077
Other off-balance sheet	410	367
Gross EAD on retail portfolios	413,586	389,734
Standardized portfolios (1)	93,669	83,989
Securitization exposures – AIRB approach	15,401	10,823
Gross EAD	$1,231,957	$1,156,528
Net EAD	$1,012,631	$931,129
(1)
Includes $80.1 billion relating to business and government loans (October 31, 2021: $73.2 billion), $10.1 billion (October 31, 2021: $6.3 billion) relating to retail portfolios, and $3.5 billion (October 31, 2021: $4.6 billion) relating to securitization exposures. Our business and government loans under the standardized approach consist of $53.9 billion (October 31, 2021: $45.3 billion) to corporates, $24.1 billion (October 31, 2021: $26.3 billion) to sovereigns, and $2.1 billion (October 31, 2021: $1.6 billion) to banks.

Summary of Risk Measurement
The following table shows the rating profile of OTC derivative mark-to-market (MTM) receivables:

$ billions, as at	2022 Jul. 31		2021 Oct. 31
	Exposure (1)
Investment grade	$10.05	69.7%	$9.87	68.9%
Non-investment grade	4.22	29.3	4.39	30.6
Watch list	0.15	1.0	0.07	0.5
Default	–	–	–	–
Unrated	–	–	–	–
	$14.42	100.0%	$14.33	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Schedule of Loans Past Due But Not Impaired

$ millions, as at			2022 Jul. 31	2021 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$785	$–	$785	$703
Personal	202	–	202	146
Credit card (1)	207	109	316	203
Business and government	234	–	234	162
	$1,428	$109	$1,537	$1,214
(1)
For the acquired Canadian Costco credit card portfolio, the credit cards were transferred in the aging category that applied at the time of acquisition and have continued to age to the extent a payment has not been made.

Summary of Incremental Risk Charge
The following table shows VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.

	As at or for the three months ended								As at or for the nine months ended
$ millions				2022 Jul. 31		2022 Apr. 30		2021 Jul. 31	2022 Jul. 31	2021 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$8.6	$5.4	$5.8	$6.8	$6.4	$6.9	$8.5	$10.8	$7.8	$8.3
Credit spread risk	2.4	1.3	1.4	1.9	1.9	2.3	9.1	8.7	4.2	8.5
Equity risk	7.4	4.3	4.3	5.6	5.2	4.3	5.2	3.7	4.9	3.6
Foreign exchange risk	3.2	0.8	1.1	1.9	1.5	1.8	1.0	0.9	1.9	1.2
Commodity risk	2.9	1.2	1.3	1.9	1.3	2.7	3.8	2.8	2.6	3.0
Debt specific risk	2.6	1.6	1.8	2.1	2.5	2.2	2.9	2.9	2.3	3.2
Diversification effect (1)	n/m	n/m	(7.2)	(10.0)	(8.7)	(12.1)	(21.5)	(22.4)	(14.6)	(20.5)
Total VaR (one-day measure)	$12.1	$7.8	$8.5	$10.2	$10.1	$8.1	$9.0	$7.4	$9.1	$7.3
Stressed total VaR (one-day measure)	$37.7	$16.2	$23.5	$27.1	$32.5	$26.6	$31.2	$29.0	$29.0	$27.4
IRC (one-year measure)	$171.2	$114.6	$121.9	$139.5	$125.0	$133.3	$239.1	$233.0	$138.6	$201.8
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2022 Jul. 31		2022 Apr. 30		2021 Jul. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$321	$33	$402	$26	$387	$26
Increase (decrease) in EVE	(667)	(317)	(679)	(321)	(659)	(242)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(84)	(6)	(101)	(9)	(149)	(52)
Increase (decrease) in EVE	154	80	159	82	123	27
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(375)	(31)	n/a	n/a	n/a	n/a
Increase (decrease) in EVE	614	322	n/a	n/a	n/a	n/a
(1)	Includes CAD and other currency exposures.
n/a	Not applicable.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2022	Cash and deposits with banks	$45,334	$–	$45,334	$270	$45,064
Jul. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	133,451	86,043	219,494	121,662	97,832
	Other debt securities	5,348	7,308	12,656	3,039	9,617
	Equities	32,938	27,934	60,872	30,322	30,550
	Canadian government guaranteed National Housing Act mortgage-backed securities	34,360	2,933	37,293	15,984	21,309
	Other liquid assets (2)	17,883	1,747	19,630	12,564	7,066
		$269,314	$125,965	$395,279	$183,841	$211,438
2021	Cash and deposits with banks	$56,997	$–	$56,997	$252	$56,745
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	113,515	100,944	214,459	134,370	80,089
	Other debt securities	5,681	5,510	11,191	1,827	9,364
	Equities	37,855	22,996	60,851	25,133	35,718
	Canadian government guaranteed National Housing Act mortgage-backed securities	36,116	948	37,064	14,677	22,387
	Other liquid assets (2)	12,772	3,927	16,699	7,203	9,496
		$262,936	$134,325	$397,261	$183,462	$213,799
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at July 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$25,950	$–	$–	$–	$–	$–	$–	$–	$–	$25,950
Interest-bearing deposits with banks	19,384	–	–	–	–	–	–	–	–	19,384
Securities	6,023	6,151	5,993	4,907	4,152	15,014	62,891	36,547	35,171	176,849
Cash collateral on securities borrowed	15,277	–	–	–	–	–	–	–	–	15,277
Securities purchased under resale agreements	40,413	13,782	4,441	568	931	–	–	–	–	60,135
Loans
Residential mortgages	1,842	4,881	8,655	8,182	10,172	43,855	182,042	8,098	–	267,727
Personal	680	719	773	1,070	849	509	3,586	5,465	31,103	44,754
Credit card	329	659	988	988	988	3,951	7,776	–	–	15,679
Business and government	10,346	8,406	9,253	8,162	11,618	32,831	68,912	19,234	10,815	179,577
Allowance for credit losses	–	–	–	–	–	–	–	–	(2,823)	(2,823)
Derivative instruments	1,674	4,400	6,900	2,318	1,716	6,996	6,179	6,101	–	36,284
Customers’ liability under acceptances	10,404	1,217	14	2	44	–	–	–	–	11,681
Other assets	–	–	–	–	–	–	–	–	46,316	46,316
	$132,322	$40,215	$37,017	$26,197	$30,470	$103,156	$331,386	$75,445	$120,582	$896,790
October 31, 2021	$133,285	$39,067	$39,932	$35,900	$31,154	$95,910	$276,311	$70,812	$115,312	$837,683
Liabilities
Deposits (2)	$18,147	$26,722	$44,398	$37,345	$67,504	$31,502	$70,250	$16,245	$366,344	$678,457
Obligations related to securities sold short	20,179	–	–	–	–	–	–	–	–	20,179
Cash collateral on securities lent	3,299	–	–	–	–	–	–	–	–	3,299
Obligations related to securities sold under repurchase agreements	48,243	14,619	830	–	–	–	–	–	–	63,692
Derivative instruments	2,709	4,407	5,117	2,497	2,172	5,927	7,462	9,148	–	39,439
Acceptances	10,408	1,217	14	2	44	–	–	–	–	11,685
Other liabilities	25	57	58	77	65	311	629	949	22,685	24,856
Subordinated indebtedness	–	–	–	–	–	33	–	6,326	–	6,359
Equity	–	–	–	–	–	–	–	–	48,824	48,824
	$103,010	$47,022	$50,417	$39,921	$69,785	$37,773	$78,341	$32,668	$437,853	$896,790
October 31, 2021	$114,437	$58,465	$42,381	$43,224	$28,107	$40,038	$54,440	$27,969	$428,622	$837,683
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)
Comprises $228.9 billion (October 31, 2021: $202.2 billion) of personal deposits; $426.3 billion (October 31, 2021: $351.6 billion) of business and government deposits and secured borrowings; and $23.3 billion (October 31, 2021: $17.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at July 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$1,628	$11,440	$3,488	$5,283	$5,403	$21,344	$65,071	$2,733	$212,557		$328,947
Securities lending (2)	51,929	3,792	4,338	–	–	–	–	–	–		60,059
Standby and performance letters of credit	3,372	2,173	4,432	2,833	3,439	521	823	145	–		17,738
Backstop liquidity facilities	17	10	12,118	43	651	6	–	–	–		12,845
Documentary and commercial letters of credit	85	44	42	3	2	3	32	–	–		211
Other	703	–	–	–	–	–	–	–	–		703
	$57,734	$17,459	$24,418	$8,162	$9,495	$21,874	$65,926	$2,878	$212,557		$420,503
October 31, 2021	$49,440	$28,564	$10,516	$9,343	$7,902	$25,284	$57,866	$3,678	$188,449		$381,042
(1)	Includes $164.6 billion (October 31, 2021: $141.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $3.3 billion (October 31, 2021: $2.5 billion) for cash because it is reported on the interim consolidated balance sheet.
Other off-balance sheet contractual obligations
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs

$ millions, as at July 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$77	$123	$222	$238	$206	$526	$679	$53	$2,124
Underwriting commitments (2)	9	–	936	–	–	–	–	–	945
Future lease commitments	–	1	1	1	1	4	77	580	665
Investment commitments	–	1	1	9	–	–	16	419	446
Pension contributions (3)	–	–	–	–	–	–	–	–	–
	$86	$125	$1,160	$248	$207	$530	$772	$1,052	$4,180
October 31, 2021 (2)	$414	$176	$221	$320	$185	$483	$735	$1,187	$3,721
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2022 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.